Employee benefit plans - Pension plan assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plans
Net defined benefit liability (asset)	€ 528,222	€ 794,646
Non-current pension liabilities	514,219	€ 782,622
Increase (decrease) in pension liability	€ (268,403)
Interest rate	4.86%	2.02%
United States, France and Germany
Defined benefit pension plans
Net defined benefit liability (asset)	€ 482,755	€ 749,376
Current pension liabilities	9,193	8,085
Non-current pension liabilities	473,562	741,291
United States
Defined benefit pension plans
Net defined benefit liability (asset)	€ 71,790	82,823
Beneficiary percentage	63.00%
Germany
Defined benefit pension plans
Net defined benefit liability (asset)	€ 394,432	€ 649,270
Interest rate	4.30%	1.40%
Beneficiary percentage	29.00%
France
Defined benefit pension plans
Net defined benefit liability (asset)	€ 16,533	€ 17,283
Beneficiary percentage	8.00%
Countries other than US, France, and Germany
Defined benefit pension plans
Net defined benefit liability (asset)	€ 45,467	45,270
Current pension liabilities	4,810	4,324
Non-current pension liabilities	€ 40,657	41,331
Pension asset		€ (385)